Condensed Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]	Common Stock Issuable [Member]	Unvested Issued Common Stock [Member]	Total
Balance at Mar. 31, 2014	$ 6,683	$ 8,359,516	$ (8,326,861)		$ (149,714)	$ (110,376)
Balance, shares at Mar. 31, 2014	6,683,252
Reclassication of unvested, issued common stock to paid-in capital		(149,714)			149,714
Common stock issued upon exercise of options	$ 5	4,995				$ 5,000
Common stock issued upon exercise of options, shares	5,000					5,000
Common stock issued to employees with vesting terms	$ 150	329,361				$ 329,511
Common stock issued to employees with vesting terms, shares	150,000
Common stock issued for services	$ 91	338,809				338,900
Common stock issued for services, shares	90,992
Fair value of vested stock options		233,310				233,310
Fair value of vested warrants granted to employees		432,772				432,772
Common stock issued upon exercise of warrants	$ 368	1,470,220				1,470,588
Common stock issued upon exercise of warrants, shares	367,648
Extinguishment of derivative liability		269,368				269,368
Net Loss			(4,048,373)			(4,048,373)
Balance at Mar. 31, 2015	$ 7,297	11,288,637	(12,375,234)			(1,079,300)
Balance, shares at Mar. 31, 2015	7,296,892
Amortization of common stock issued to employees with vesting terms		161,936				$ 161,936
Common stock issued upon exercise of options, shares
Common stock issued for services	$ 115	275,885				$ 276,000
Common stock issued for services, shares	114,816
Fair value of vested stock options		286,248				286,248
Fair value of vested warrants granted to employees		182,072				182,072
Issuance of stock and warrants	$ 500	(403,577)				(403,077)
Issuance of stock and warrants, shares	500,000
Extinguishment of derivative liability		99,311				99,311
Common Stock issuable				99,970		99,970
Net Loss			(141,325)			(141,325)
Balance at Mar. 31, 2016	$ 7,912	11,890,512	(12,516,559)	99,970		(518,165)
Balance, shares at Mar. 31, 2016	7,911,708
Amortization of common stock issued to employees with vesting terms		24,000				$ 24,000
Common stock issued upon exercise of options, shares
Fair value of vested stock options		39,905				$ 39,905
Fair value of vested warrants granted to employees		35,014				35,014
Issuance of stock and warrants	$ 2,650	262,350		(99,970)		165,030
Issuance of stock and warrants, shares	2,650,000
Common stock issued upon exercise of warrants						$ 100,000
Common stock issued upon exercise of warrants, shares						588,236
Extinguishment of derivative liability		80,278				$ 80,278
Common Stock issuable				100,000		100,000
Net Loss			(439,405)			(439,405)
Balance at Jun. 30, 2016	$ 10,562	$ 12,332,059	$ (12,955,964)	$ 100,000		$ (513,343)
Balance, shares at Jun. 30, 2016	10,561,708